Reverse Recapitalization - Summary of Detailed Information About Excess Fair Value of Shares Issued Over Fair Value of Identifiable Net Assets Acquired (Detail) - EUR (€) € in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022
Disclosure of Reverse Recapitalization [Line Items]
IFRS 2 Expense on the Closing Date	€ 74,540
PCAC [Member]
Disclosure of Reverse Recapitalization [Line Items]
Identifiable Assets Acquired Liabilities Assumed under share based payment transactions	24,661
IFRS 2 Expense on the Closing Date	74,540	€ 74,540
PCAC [Member] | LGHL ordinary shares [Member]
Disclosure of Reverse Recapitalization [Line Items]
Value of shares issued under share based payments transactions	€ 99,201